Transactions with Related Parties	6 Months Ended
Jun. 30, 2025
Related Party Transaction [Line Items]
Transactions with Related Parties

3. Transactions with related parties

Profit and Loss Sharing agreement:

During the six-month periods ended June 30, 2025 and 2024, the accrued interest costs of the profit and loss sharing agreement (the “Agreement”) entered into for one vessel, as described in Note 10 of the 2024 Financial Statements, relating to Assignee A, based on the effective interest method, were $nil and $77,117 and are presented under “Finance costs, related party” in the accompanying unaudited interim condensed consolidated statements of operations.

As of June 30, 2025 and December 31, 2024, payables to Assignee A, which mainly includes the working capital provided from the Assignee A for the operations of the vessel, amounted to $60,892.

Transactions with the Non-consolidated Pool Subsidiaries: The Company earns management fees and commissions from its wholly-owned subsidiaries, to which HMI provides pool management services, that are not controlled by HMI, but rather by the participants in the pools pursuant to the one vote-per-vessel contractual arrangements between HMI and the participants in the pools (the “Non-consolidated Pool Subsidiaries”). The amounts earned for the six-months ended June 30, 2025 and 2024 are included in “Trade revenues, related parties” in the accompanying unaudited interim condensed consolidated statements of operations and are analyzed as follows:

	June 30, 2025
	Management Fees	Commissions
Blue Fin Pool	210,141	419,969
Sea Lion Pool	317,157	1,082,220
Dorado Pool	54,300	374,875
Seahorse Pool	-	15,974
Seadragon Pool	794,802	549,256

Total	1,376,400	2,442,294

	June 30, 2024
	Management Fees	Commissions
Blue Fin Pool	337,700	492,845
Sea Lion Pool	491,400	1,792,897
Dorado Pool	7,438	439,568
Seahorse Pool	-	17,075
Seadragon Pool	28,125	1,954,611

Total	864,663	4,696,996

During the second half of 2024, the Company provided aggregate funding of $930,000 to the Non-consolidated Pool Subsidiaries for working capital purposes. This loan is included in “Receivables from related parties” in the accompanying consolidated balance sheets as of December 31, 2024. The loan receivable was unsecured, with no fixed payment terms, and was repayable by the Non-consolidated Pool Subsidiaries upon demand and no later than December 31, 2025. The interest rate on the loan was 4.06% plus the Secured Overnight Financing Rate (“SOFR”). As of June 30, 2025, the loan had been fully repaid. For the six-month periods ended June 30, 2025, the Company earned interest income of $5,060 from the Non-consolidated Pool Subsidiaries, at weighted average interest rate of 6.75% included in “Interest income, related parties” and nil for the period ended June 30, 2024 in the accompanying consolidated statement of operations.

Receivables from the Non-consolidated Pool subsidiaries are included in “Receivables from related parties” in the accompanying unaudited interim condensed consolidated balance sheets and consist of receivables related to unpaid management fees, commissions earned from the Non-consolidated Pool Subsidiaries and amounts paid for expenses of the Non-consolidated Pool Subsidiaries on behalf of them. As of June 30, 2025, and December 31, 2024, the Company’s receivables from the Non-consolidated Pool subsidiaries consisted of:

	June 30, 2025	December 31, 2024
Blue Fin Pool	1,638,782	2,457,095
SeaLion Pool	208,439	1,299,135
Seadragon Pool	3,043,131	2,962,896
Seawolf Pool	15,853	15,592

Dorado Pool	1,802,047	1,041,740
Star Pool	7,302	7,186
Marlin Pool	4,595	4,595
SeaHorse Pool	528,170	525,384
Total Receivables	7,248,319	8,313,623

Revenues of the Non-consolidated Pool Subsidiaries, costs and expenses applicable to revenues of the Non-consolidated Pool Subsidiaries, net income of the Non-consolidated Pool Subsidiaries for the six-month period ended June 30, 2025 and 2024 and current and total assets of the Non-consolidated Pool subsidiaries, current and total liabilities of the Non-consolidated Pool subsidiaries as of June 30, 2025 and December 31, 2024 are presented below:

	Six Month Period Ended June 30, 2025	Six Month Period Ended June 30, 2024
Revenues of the Non-consolidated Pool Subsidiaries	194,960,271	385,073,104
Costs and expenses of the Non-consolidated Pool Subsidiaries	88,214,133	144,193,662
Net income of the Non-consolidated Pool Subsidiaries	-	-
	June 30, 2025	December 31, 2024
Current and total assets of the Non-consolidated Pool Subsidiaries	76,945,934	114,193,010
Current and total liabilities of the Non-consolidated Pool Subsidiaries	76,945,734	114,192,810

Transactions with syndication partner:

Syndication income, related party consist of balances with Heidmar Trading LLC. (“Syndication partner”), an entity that is controlled by one of our shareholders.

Syndication income, related party

Syndication income, related party amounting to $nil and $649,722 for the six-months ended June 30, 2025 and 2024, respectively, represents the variable remuneration relating to the operating results of the two vessels under the syndication agreements, as described in Note 2 of the 2024 Financial Statements. The syndication agreement for one vessel ended in April 2023 and for the second vessel in March 2024.

Payables to shareholder: Payables to shareholder consist of amounts paid by one of the shareholders, Maistros Shipinvest Corp., for working capital purposes with regards to the operations of the newly established office in Dubai. The balance as of both June 30, 2025 and December 31, 2024 was $5,239,219. This balance is unsecured, with no fixed payment terms, interest free and repayable upon demand.

Other: Included in “Other receivables” in the accompanying unaudited interim condensed consolidated balance sheets, is the advance to an employee in a management position which is unsecured, interest free and callable upon demand. The balance as of both June 30, 2025 and December 31, 2024 was $98,026.

On June 30, 2025, the Company entered into a MOA to acquire from a related party the C/V A. Obelix, a 1,702 TEU feeder container vessel that was built in 2008 at Wadan/Aker Yards, Wismar Germany. The C/V A. Obelix will be delivered with an approximate 2.5-year time charter. The aggregate purchase price is $25.25 million, which is supported by seller and debt financing. Delivery is expected during October and is subject to customary closing conditions.